Benefit Plans - Assumed Health Care Cost Trend Rates (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for following year	6.80%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year the cost trend rate reaches the ultimate trend rate	2027	2027